CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Payments to suppliers and employees	$ (7,713,845)	$ (1,365,603)	$ (446,188)
Interest received	131,849	34,008	43,203
Net cash flows used in operating activities	(7,581,996)	(1,331,595)	(402,985)
Investing activities
Purchase of exploration and evaluation assets	(564,217)	(177,800)	0
Purchase of property, plant and equipment	(1,346)	(4,055)	0
Payment of deposits	(36,617)	0	0
Proceeds from sale of available-for-sale investments	0	0	77,895
Net cash flows used in investing activities	(602,180)	(181,855)	77,895
Financing activities
Proceeds from issue of shares	12,491,525	3,840,034	0
Share issue costs	(657,716)	(236,003)	0
Net cash flows from financing activities	11,833,809	3,604,031	0
Net increase/(decrease) in cash and cash equivalents	3,649,633	2,090,581	(325,090)
Net foreign exchange differences	52,538	65,379	(56,438)
Cash and cash equivalents at beginning of year	3,536,318	1,380,358	1,761,886
Cash and cash equivalents at the end of the year	$ 7,238,489	$ 3,536,318	$ 1,380,358